COLUMBIA FUNDS SERIES TRUST I

225 Franklin Street

Boston, MA 02110

June 1, 2016

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust I (the Registrant)

Columbia Diversified Real Return Fund (the Fund)

Post-Effective Amendment No. 261

File Nos. 002-99356 /811-04367

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund does not differ from that contained in Registrant’s Post-Effective Amendment No. 261 (Amendment). This Amendment was filed electronically on May 27, 2016.

If you have any questions regarding this filing, please contact either the undersigned at (212) 850-1703 or Katina Walker at (612) 671-6990.

Sincerely,

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro
Assistant Secretary
Columbia Funds Series Trust I